Related Party Disclosures - Summary Of Compensation of key management personnel of the Group (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Short-term benefits	£ 4,018	£ 4,479	£ 3,488
Post-employment benefits	173	144	64
Share-based payment charge	2,559	875	1,152
Total	£ 6,750	£ 5,498	£ 4,704